Note 4 (Tables)	12 Months Ended
Dec. 31, 2024
Shareholder Remuneration System [Abstract]
Available amount for interim dividend payments [Table Text Block]
The forecasted financial statement, drawn up in compliance with the applicable legal requirements, which evidenced the existence of sufficient liquidity to distribute the abovementioned amount approved by the Board of Directors of BBVA, was the following:

Available amount for interim dividend payments (Millions of Euros)
August 31, 2024
Profit of BBVA, S.A., after the provision for income tax	6,854
Maximum amount distributable	6,854
Amount of proposed interim dividend	1,671
BBVA cash balance available to the date	33,530

Allocation of earnings [Table Text Block]
Below is included a breakdown of the distribution of the Bank´s earnings for financial year 2024, which the Board of Directors will submit to the Annual General Shareholders' Meeting for approval.

Allocation of earnings (Millions of Euros)
2024
Profit (loss) of BBVA, S.A. for the year	10,235
Distribution
Interim dividends	1,671
Final dividend	2,363
Reserves / Accumulated gains	6,200